Compass EMP Funds Trust

Compass EMP Market Neutral Income Fund

Incorporated herein by reference is the definitive version of the supplement for Compass EMP Market Neutral Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 7, 2014 (SEC Accession No. 0000910472-14-001055).